Leases and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Miscellaneous liabilities [abstract]
Summary of Leases and Other Liabilities

	September 30, 2024	December 31, 2023
	$	$

Current portion of leases	1,241	854

Long term portion of leases
Office leases	1,182	1,199
Vehicles and equipment leases	36	69
Land lease	1,848	1,845
	3,066	3,113
Other liabilities
Mining contractor liability	3,500	3,500
	6,566	6,613